Business Acquisitions (Details) - Schedule of purchase price allocated on the date of acquisition - Acquisition-related Costs [Member] - Shenzhen Weido [Member] ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Business Acquisitions (Details) - Schedule of purchase price allocated on the date of acquisition [Line Items]
Cash	¥ 2,426
Current assets	7,261
Property and equipment, net	3,030
ROU assets	35,019
Goodwill	104,980
Other non-current assets	116
Lease liabilities-current	(7,542)
Other current liabilities	(14,289)
Lease liabilities-non-current	(27,477)
Total purchase consideration	¥ 103,524